Costs and Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Summary of Cost and Operating Expenses

	2023	2024	2025
COSTS AND OPERATING EXPENSES	(891,486)	(1,249,867)	(2,714,156)
Interest expenses and fees	(478,010)	(616,116)	(908,698)
Transaction expenses	(27,470)	(29,494)	(31,603)
Cost of goods and services	(166,356)	(303,858)	(1,179,141)
Technology & product development	(88,657)	(109,553)	(208,580)
Sales & marketing	(21,891)	(43,990)	(146,231)
General & administrative expenses	(29,468)	(32,899)	(78,252)
Provision expenses (see Note 7)	(79,634)	(113,957)	(161,651)

Summary Of Interest Expenses And Fees

Interest expenses and fees by type of operation for the years ended 31 December 2023, 2024, and 2025 is presented below:

	2023	2024	2025
Interest expenses
Interest expense attributable to financing of loans to customers	(292,649)	(412,666)	(539,765)
Interest expense from other operations	(185,361)	(203,450)	(286,084)
Total interest expenses	(478,010)	(616,116)	(825,849)
Fees for early collection of credit card receivables	—	—	(82,849)
Total interest expenses and fees	(478,010)	(616,116)	(908,698)

Summary of Employee Benefits, Depreciation and Amortization Expenses and Operating Lease Expenses

Employee benefits, depreciation and amortization expenses and operating lease expenses are presented as follows:

	2023			2024			2025
	Employee benefits	Depreciation & amortization	Operating lease	Employee benefits	Depreciation & amortization	Operating lease	Employee benefits	Depreciation & amortization	Operating lease
Cost of goods and services	(23,522)	(237)	(1,268)	(29,114)	—	(1,319)	(79,644)	—	(1,553)
Technology & product development	(43,344)	(21,727)	(3,899)	(54,887)	(24,769)	(5,714)	(87,330)	(66,919)	(9,708)
Sales & marketing	(2,024)	—	(144)	(2,947)	—	(163)	(6,939)	—	(303)
General & administrative	(17,436)	(3,590)	(471)	(17,574)	(4,065)	(975)	(38,623)	(11,333)	(3,168)
Total	(86,326)	(25,554)	(5,782)	(104,522)	(28,834)	(8,171)	(212,536)	(78,252)	(14,732)

Summary of Share-Based Compensation Expense

The following table sets forth an analysis of share-based compensation expense by function for the periods indicated:

	2023	2024	2025
SHARE-BASED COMPENSATION	(20,859)	(16,963)	(15,476)
Cost of goods and services	(1,747)	(1,342)	(1,093)
Technology & product development	(10,410)	(10,070)	(10,658)
Sales & marketing	(686)	(542)	(516)
General & administrative expenses	(8,016)	(5,009)	(3,209)